Other (Expense) Income - Summary of Other Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
Foreign exchange (loss) gain	$ (734)	$ 486	$ 3,133
Other income	1,207	209	49
Total	$ 473	$ 695	$ 3,182